Schedule of Investments ─ IQ FTSE International Equity Currency Neutral ETF

July 31, 2022 (unaudited)

	Shares	Value
Common Stocks — 99.3%
Australia - 8.7%
Allkem Ltd.*	10,817	$85,142
APA Group	22,966	186,699
Aristocrat Leisure Ltd.	12,346	304,110
ASX Ltd.	3,691	227,320
Aurizon Holdings Ltd.	42,378	118,877
Australia & New Zealand Banking Group Ltd.	46,650	745,447
BHP Group Ltd.	78,108	2,108,199
BlueScope Steel Ltd.	9,268	107,291
Brambles Ltd.	26,596	212,496
Charter Hall Group	11,969	106,404
Cochlear Ltd.	1,138	170,119
Coles Group Ltd.	21,457	280,737
Commonwealth Bank of Australia	26,194	1,841,886
Computershare Ltd.	10,631	185,309
CSL Ltd.	7,414	1,499,479
Dexus	26,459	175,768
Domino's Pizza Enterprises Ltd.	1,156	58,434
Endeavour Group Ltd.	20,576	113,714
Evolution Mining Ltd.	26,423	48,676
Fortescue Metals Group Ltd.	26,469	338,740
Glencore PLC*	204,300	1,148,218
Goodman Group	31,781	459,058
GPT Group (The)	46,657	148,135
IDP Education Ltd.	3,413	67,970
IGO Ltd.	10,778	83,030
Incitec Pivot Ltd.	41,416	104,040
Insurance Australia Group Ltd.	46,105	143,809
Lendlease Corp., Ltd.	12,683	90,891
Lottery Corp Ltd. (The)*	50,848	161,087
Lynas Rare Earths Ltd.*	15,169	92,194
Macquarie Group Ltd.	5,679	717,781
Medibank Pvt Ltd.	57,572	136,992
Mineral Resources Ltd.	3,368	126,299
Mirvac Group	87,148	130,745
National Australia Bank Ltd.	49,956	1,066,691
Newcrest Mining Ltd.	14,440	194,471
NEXTDC Ltd.*	9,077	74,613
Northern Star Resources Ltd.	19,359	105,908
Origin Energy Ltd.	35,451	146,941
OZ Minerals Ltd.	6,899	90,938
QBE Insurance Group Ltd.	26,229	211,028
Ramsay Health Care Ltd.	3,417	167,383
Rio Tinto Ltd.	5,755	392,868
Rio Tinto PLC	16,832	1,008,679
Santos Ltd.	52,996	269,958
Scentre Group	107,156	216,842
SEEK Ltd.	7,963	127,468
Shopping Centres Australasia Property Group	54,343	112,244
Sonic Healthcare Ltd.	8,938	213,739
South32 Ltd.	78,357	208,321
Stockland	51,490	138,329
Suncorp Group Ltd.	24,508	191,367
Tabcorp Holdings Ltd.	50,848	35,127
Telstra Corp., Ltd.	73,043	198,270
Transurban Group	47,041	476,292
Treasury Wine Estates Ltd.	13,937	119,134
Vicinity Centres	102,155	147,557
Wesfarmers Ltd.	18,441	600,039
Westpac Banking Corp.	53,682	805,747
WiseTech Global Ltd.	2,770	96,838
Woodside Energy Group Ltd.	32,316	721,150
Woolworths Group Ltd.	19,505	510,668

Total Australia		21,173,706

Austria - 0.2%
ams-OSRAM AG*	4,306	35,275
Erste Group Bank AG	6,373	160,506
Mondi PLC	8,284	156,202
OMV AG	3,185	134,515
Verbund AG	923	101,172

Total Austria		587,670

Belgium - 0.8%
Ageas SA	4,084	177,189
Anheuser-Busch InBev SA	12,697	676,712
Groupe Bruxelles Lambert SA	2,022	177,886
KBC Group NV	4,677	243,786
Solvay SA	1,469	128,067
UCB SA	2,302	179,094
Umicore SA	3,748	135,133
Warehouses De Pauw CVA	3,408	115,230

Total Belgium		1,833,097

Brazil - 0.0%(a)
Yara International ASA	2,553	108,537

Chile - 0.0%(a)
Antofagasta PLC	5,760	81,203

China - 0.7%
BOC Hong Kong Holdings Ltd.	61,091	220,631
Budweiser Brewing Co APAC Ltd.	26,274	72,798
ESR Group Ltd.*	33,550	86,975
Lenovo Group Ltd.(b)	136,506	131,986
Prosus NV*	13,430	871,068
SITC International Holdings Co., Ltd.	21,818	74,071
Want Want China Holdings Ltd.	90,589	73,626
Wilmar International Ltd.	28,355	82,426
Xinyi Glass Holdings Ltd.	38,134	75,103

Total China		1,688,684

Denmark - 2.5%
AP Moller - Maersk A/S, Class B	148	401,120
Carlsberg A/S, Class B	1,642	211,382
Chr Hansen Holding A/S	1,882	122,634
Coloplast A/S, Class B	2,199	255,802
Danske Bank A/S(b)	10,609	147,617
DSV A/S	3,118	520,958
Genmab A/S*	1,001	355,745
GN Store Nord A/S(b)	2,552	88,249
Novo Nordisk A/S, Class B	23,841	2,788,364
Novozymes A/S, Class B	3,251	206,720
Orsted A/S	3,112	360,389
Pandora A/S	1,663	122,439
SimCorp A/S(b)	1,283	95,059
Vestas Wind Systems A/S	18,098	469,784

Total Denmark		6,146,262

Schedule of Investments ─ IQ FTSE International Equity Currency Neutral ETF (continued)

July 31, 2022 (unaudited)

	Shares	Value
Common Stocks (continued)
Finland - 1.2%
Elisa OYJ	2,750	$151,530
Fortum OYJ	7,944	88,413
Kesko OYJ, Class B	4,913	120,830
Kone OYJ, Class B	6,045	274,288
Metso Outotec OYJ	12,326	100,897
Neste OYJ	7,200	367,661
Nokia OYJ	87,274	453,754
Nordea Bank Abp	59,037	578,734
Orion OYJ, Class B	1,578	74,996
Sampo OYJ, Class A	7,566	325,096
Stora Enso OYJ, Class R	9,734	149,474
UPM-Kymmene OYJ	8,882	279,756
Wartsila OYJ Abp	8,519	74,251

Total Finland		3,039,680

France - 9.1%
Accor SA*	3,766	97,075
Air Liquide SA	8,011	1,095,547
Airbus SE	8,462	904,933
Alstom SA(b)	5,365	126,640
Arkema SA	1,196	112,560
AXA SA	28,936	662,377
BioMerieux	700	75,372
BNP Paribas SA	16,645	780,714
Bouygues SA	3,553	106,873
Bureau Veritas SA	6,091	167,254
Capgemini SE	2,542	480,417
Carrefour SA	9,789	166,090
Cie de Saint-Gobain	7,752	358,263
Cie Generale des Etablissements Michelin SCA	11,102	307,512
Credit Agricole SA	18,457	168,982
Danone SA	8,661	475,206
Dassault Systemes SE	10,788	458,259
Edenred	4,377	223,596
Eiffage SA	1,224	114,147
Electricite de France SA	7,719	93,346
Engie SA	26,789	329,423
EssilorLuxottica SA	4,672	726,241
Euroapi SA*	719	12,101
Gecina SA	1,154	117,667
Getlink SE	8,836	175,958
Hermes International	494	671,944
Kering SA	1,188	674,597
Klepierre SA*	4,086	90,200
Legrand SA	4,465	363,672
L'Oreal SA	3,607	1,353,825
LVMH Moet Hennessy Louis Vuitton SE	3,936	2,709,003
Orange SA	29,903	304,814
Pernod Ricard SA	3,328	649,834
Publicis Groupe SA	3,904	206,599
Rexel SA*	6,380	112,673
Safran SA	5,601	610,968
Sanofi	16,688	1,654,115
Sartorius Stedim Biotech	412	163,669
SCOR SE	2,903	50,750
Societe Generale SA	12,419	276,497
Sodexo SA	1,604	129,598
Teleperformance	927	308,423
Thales SA	1,839	227,548
TotalEnergies SE	35,437	1,797,992
Ubisoft Entertainment SA*	1,749	74,028
Unibail-Rodamco-Westfield*	1,901	106,978
Valeo	4,414	94,020
Veolia Environnement SA(b)	10,276	255,347
Vinci SA	7,861	748,483
Vivendi SE	11,657	110,041
Worldline SA*	4,317	189,278

Total France		22,271,449

Germany - 6.5%
adidas AG	3,123	534,336
Allianz SE	6,035	1,091,153
Aroundtown SA(b)	21,159	67,421
BASF SE	14,497	641,754
Bayer AG	15,146	880,285
Bayerische Motoren Werke AG	5,675	459,911
Bechtle AG	1,652	75,818
Beiersdorf AG	1,773	181,959
Brenntag SE	2,764	192,660
Carl Zeiss Meditec AG	616	89,253
Commerzbank AG*	17,567	119,617
Continental AG	1,772	125,068
Covestro AG	3,115	105,545
Daimler Truck Holding AG*	6,560	177,858
Deutsche Bank AG	33,083	287,608
Deutsche Boerse AG	2,818	489,910
Deutsche Lufthansa AG*(b)	10,296	62,927
Deutsche Post AG	15,192	602,581
Deutsche Telekom AG	51,909	979,503
E.ON SE	34,517	308,662
Evotec SE*	2,684	69,239
Fresenius Medical Care AG & Co. KGaA	3,076	113,414
Fresenius SE & Co. KGaA	6,355	161,673
GEA Group AG	3,340	123,863
Hannover Rueck SE	970	136,787
HeidelbergCement AG	2,577	130,068
HelloFresh SE*	2,861	78,327
Henkel AG & Co. KGaA(b)	1,423	89,161
Infineon Technologies AG	20,699	560,356
KION Group AG	1,406	63,581
Knorr-Bremse AG	951	56,300
LANXESS AG	1,749	63,898
LEG Immobilien SE	1,247	112,706
Mercedes-Benz Group AG	13,045	761,101
Merck KGaA	2,070	391,952
MTU Aero Engines AG	947	181,631
Muenchener Rueckversicherungs-Gesellschaft AG	2,095	472,306
Puma SE	1,694	113,344
Rheinmetall AG	818	149,174
RWE AG	9,954	407,810
SAP SE	17,035	1,575,086
Scout24 SE	1,670	94,779
Siemens AG	11,607	1,284,578
Siemens Energy AG(b)	7,034	116,082
Siemens Healthineers AG	4,075	207,836
Symrise AG	2,195	254,251
thyssenkrupp AG*	7,367	45,116
TUI AG*	19,828	31,910
United Internet AG	2,004	52,453
Vonovia SE	12,442	411,930
Zalando SE*	3,726	103,908

Total Germany		15,888,449

Hong Kong - 2.6%
AIA Group Ltd.	184,503	1,856,805
ASMPT Ltd.	6,842	54,475
CK Asset Holdings Ltd.	35,830	253,095

Schedule of Investments ─ IQ FTSE International Equity Currency Neutral ETF (continued)

July 31, 2022 (unaudited)

	Shares	Value
Common Stocks (continued)
Hong Kong (continued)
CLP Holdings Ltd.	27,929	$236,599
Hang Lung Properties Ltd.	40,157	73,051
Hang Seng Bank Ltd.	12,483	201,162
Henderson Land Development Co., Ltd.	33,883	117,837
Hong Kong & China Gas Co., Ltd.	188,031	198,333
Hong Kong Exchanges & Clearing Ltd.	19,958	912,741
Hongkong Land Holdings Ltd.	25,713	133,450
Jardine Matheson Holdings Ltd.	2,750	145,173
Link REIT	36,656	306,794
MTR Corp., Ltd.	28,064	148,366
New World Development Co., Ltd.	30,523	101,874
Power Assets Holdings Ltd.	26,894	175,927
Prudential PLC	41,192	504,273
Sino Land Co., Ltd.	84,109	124,933
Sun Hung Kai Properties Ltd.	24,920	297,615
Swire Pacific Ltd., Class A	17,022	96,821
Techtronic Industries Co., Ltd.	22,574	250,330
WH Group Ltd.	161,712	122,367
Wharf Real Estate Investment Co., Ltd.	30,565	135,889

Total Hong Kong		6,447,910

Ireland - 0.5%
CRH PLC	11,988	458,216
Flutter Entertainment PLC*	2,784	278,752
Kerry Group PLC, Class A	2,484	261,512
Kingspan Group PLC	2,492	160,132
Smurfit Kappa Group PLC	4,544	164,118

Total Ireland		1,322,730

Israel - 0.7%
Bank Hapoalim BM	32,717	298,998
Bank Leumi Le-Israel BM	35,690	339,985
Big Shopping Centers Ltd.	761	99,745
Elbit Systems Ltd.	646	146,854
ICL Group Ltd.	16,478	146,338
Israel Discount Bank Ltd., Class A	37,036	205,840
Nice Ltd.*	1,287	266,112
Teva Pharmaceutical Industries Ltd.*	19,442	181,556
Tower Semiconductor Ltd.*	2,857	134,571

Total Israel		1,819,999

Italy - 1.9%
Amplifon SpA	2,431	79,841
Assicurazioni Generali SpA	20,637	306,905
Atlantia SpA	9,526	219,226
Coca-Cola HBC AG*	3,971	97,226
Davide Campari-Milano NV	11,566	127,603
Enel SpA	123,214	616,742
Eni SpA	40,782	487,190
Ferrari NV	2,018	424,288
FinecoBank Banca Fineco SpA	10,688	131,757
Intesa Sanpaolo SpA	275,139	484,950
Mediobanca Banca di Credito Finanziario SpA	16,515	140,778
Moncler SpA	4,190	207,934
Nexi SpA*	14,493	130,842
Prysmian SpA	5,421	171,077
Recordati Industria Chimica e Farmaceutica SpA	2,120	93,449
Snam SpA	41,622	207,870
Telecom Italia SpA*	284,322	62,678
Terna - Rete Elettrica Nazionale	29,977	228,573
UniCredit SpA	33,930	331,436

Total Italy		4,550,365

Japan - 22.9%
Advantest Corp.	3,341	196,235
Aeon Co., Ltd.	12,015	240,839
AGC, Inc.	3,975	143,653
Air Water, Inc.	5,030	67,180
Aisin Corp.	3,439	101,253
Ajinomoto Co., Inc.	9,219	241,287
Amada Co., Ltd.	8,829	70,487
Aozora Bank Ltd.	4,348	90,278
Asahi Group Holdings Ltd.	8,823	304,993
Asahi Kasei Corp.	23,613	188,250
Asics Corp.	4,173	78,683
Astellas Pharma, Inc.	30,058	469,481
Bandai Namco Holdings, Inc.	3,677	285,026
Bank of Kyoto Ltd. (The)	1,671	70,516
BayCurrent Consulting, Inc.	250	77,254
Bridgestone Corp.	9,845	382,898
Brother Industries Ltd.	5,222	96,821
Canon, Inc.	16,370	384,723
Capcom Co., Ltd.	3,885	107,263
Central Japan Railway Co.	3,120	363,708
Chubu Electric Power Co., Inc.	13,278	141,076
Chugai Pharmaceutical Co., Ltd.	10,866	303,581
Concordia Financial Group Ltd.	26,257	88,604
CyberAgent, Inc.	8,841	87,385
Dai Nippon Printing Co., Ltd.	6,158	135,001
Daifuku Co., Ltd.	1,796	113,417
Dai-ichi Life Holdings, Inc.	16,373	282,133
Daiichi Sankyo Co., Ltd.	29,684	782,467
Daikin Industries Ltd.	4,122	717,071
Daito Trust Construction Co., Ltd.	1,389	130,846
Daiwa House Industry Co., Ltd.	11,179	275,439
Daiwa Securities Group, Inc.	28,694	131,544
Denso Corp.	7,312	395,773
Dentsu Group, Inc.	4,360	151,042
Disco Corp.	477	115,279
East Japan Railway Co.	6,375	331,033
Eisai Co., Ltd.	4,689	213,206
ENEOS Holdings, Inc.	54,464	208,524
FANUC Corp.	3,219	549,747
Fast Retailing Co., Ltd.	822	493,261
Food & Life Cos. Ltd.	2,325	44,865
Fuji Electric Co., Ltd.	2,569	114,754
FUJIFILM Holdings Corp.	5,898	333,624
Fujitsu Ltd.	3,182	440,814
GLP J-Reit	99	129,704
Hamamatsu Photonics K.K.	2,693	121,099
Hankyu Hanshin Holdings, Inc.	5,130	147,586
Hirose Electric Co., Ltd.	846	120,459
Hitachi Ltd.	14,879	746,344
Honda Motor Co., Ltd.	26,983	684,013
Hoya Corp.	5,594	555,424
Ibiden Co., Ltd.	1,924	56,072
Idemitsu Kosan Co., Ltd.	5,255	134,865
Inpex Corp.	19,494	219,955
Isuzu Motors Ltd.	10,515	114,394
Ito En Ltd.	1,324	62,014
ITOCHU Corp.(b)	22,048	637,767
Japan Exchange Group, Inc.	9,206	145,236
Japan Metropolitan Fund Invest	153	124,094
Japan Tobacco, Inc.	20,185	360,581
JFE Holdings, Inc.	9,167	102,198

Schedule of Investments ─ IQ FTSE International Equity Currency Neutral ETF (continued)

July 31, 2022 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
JGC Holdings Corp.	5,209	$63,646
JSR Corp.	3,456	94,772
Kajima Corp.	10,405	118,025
Kakaku.com, Inc.	3,433	66,554
Kansai Electric Power Co., Inc. (The)	13,355	134,899
Kansai Paint Co., Ltd.	4,328	61,528
Kao Corp.	7,736	334,850
Kawasaki Kisen Kaisha Ltd.	1,486	108,629
KDDI Corp.	25,923	832,484
Keio Corp.	2,560	97,305
Keisei Electric Railway Co., Ltd.	3,651	99,163
Keyence Corp.	3,025	1,186,687
Kikkoman Corp.	3,365	198,148
Kintetsu Group Holdings Co., Ltd.	4,077	133,917
Kirin Holdings Co., Ltd.	14,144	231,288
Kobayashi Pharmaceutical Co., Ltd.	1,277	84,560
Kobe Bussan Co., Ltd.	2,346	66,439
Koito Manufacturing Co., Ltd.	2,183	70,970
Komatsu Ltd.	15,843	356,690
Konami Group Corp.	1,840	107,936
Kubota Corp.	18,558	304,579
Kuraray Co., Ltd.	8,752	69,872
Kurita Water Industries Ltd.	2,989	120,320
Kyocera Corp.	5,218	287,663
Kyowa Kirin Co., Ltd.	4,925	115,340
Lasertec Corp.	1,277	184,742
Lixil Corp.	5,887	120,603
M3, Inc.	8,059	278,281
Makita Corp.	4,730	114,490
Marubeni Corp.	26,829	247,513
Marui Group Co., Ltd.	5,233	94,676
MatsukiyoCocokara & Co.	2,719	102,128
MEIJI Holdings Co., Ltd.	2,499	129,952
MINEBEA MITSUMI, Inc.	7,402	131,646
MISUMI Group, Inc.	5,588	137,766
Mitsubishi Chemical Group Corp.	24,769	138,013
Mitsubishi Corp.	19,630	579,867
Mitsubishi Electric Corp.	32,124	337,464
Mitsubishi Estate Co., Ltd.	20,149	297,901
Mitsubishi Heavy Industries Ltd.	5,674	208,917
Mitsubishi UFJ Financial Group, Inc.	190,735	1,063,778
Mitsui & Co., Ltd.	25,031	547,910
Mitsui Fudosan Co., Ltd.	15,592	346,081
Mitsui OSK Lines Ltd.(b)	5,993	162,997
Mizuho Financial Group, Inc.	40,962	485,322
MonotaRO Co., Ltd.	4,808	85,080
MS&AD Insurance Group Holdings, Inc.	8,296	267,967
Murata Manufacturing Co., Ltd.	9,176	531,885
Nabtesco Corp.	2,641	62,641
NEC Corp.	4,751	174,008
Nexon Co., Ltd.	7,258	163,733
NGK Insulators Ltd.	5,311	77,012
NH Foods Ltd.	2,474	74,507
Nidec Corp.	7,290	501,709
Nihon M&A Center Holdings, Inc.	6,024	79,554
Nintendo Co., Ltd.	1,663	742,968
Nippon Building Fund, Inc.	33	174,321
Nippon Express Holdings, Inc.	1,627	96,171
Nippon Paint Holdings Co., Ltd.(b)	16,492	124,631
Nippon Prologis REIT, Inc.	55	142,387
Nippon Steel Corp.	14,372	211,843
Nippon Telegraph & Telephone Corp.	19,345	551,039
Nippon Yusen K.K.	2,747	213,758
Nissan Chemical Corp.	2,568	129,889
Nissan Motor Co., Ltd.	35,087	131,895
Nisshin Seifun Group, Inc.	6,948	85,050
Nissin Foods Holdings Co., Ltd.	1,713	123,556
Nitori Holdings Co., Ltd.	1,383	145,492
Nitto Denko Corp.	2,917	186,173
Nomura Holdings, Inc.	55,356	210,241
Nomura Real Estate Master Fund, Inc.	112	139,696
Nomura Research Institute Ltd.	8,136	242,589
NSK Ltd.	9,747	54,114
NTT Data Corp.	12,662	189,669
Obayashi Corp.	16,057	117,259
Obic Co., Ltd.	1,280	202,655
Odakyu Electric Railway Co., Ltd.	6,375	90,628
Oji Holdings Corp.	20,799	86,215
Olympus Corp.	20,816	438,904
Omron Corp.	3,485	192,829
Ono Pharmaceutical Co., Ltd.	8,372	234,153
Oriental Land Co., Ltd.	3,139	473,257
ORIX Corp.	21,044	371,675
Orix JREIT, Inc.	83	118,678
Osaka Gas Co., Ltd.	7,899	141,313
Otsuka Corp.	2,188	67,695
Otsuka Holdings Co., Ltd.	7,426	264,147
Pan Pacific International Holdings Corp.	8,416	130,160
Panasonic Holdings Corp.	35,394	289,720
Rakuten Group, Inc.	13,711	67,196
Recruit Holdings Co., Ltd.	22,051	817,199
Renesas Electronics Corp.*	17,235	163,774
Resona Holdings, Inc.	45,009	173,536
Ricoh Co., Ltd.	11,625	92,722
Rohm Co., Ltd.	1,641	120,450
Ryohin Keikaku Co., Ltd.	6,151	61,073
Santen Pharmaceutical Co., Ltd.	7,828	63,081
SBI Holdings, Inc.	4,607	92,588
Secom Co., Ltd.	3,639	242,055
Sekisui Chemical Co., Ltd.	9,353	130,445
Sekisui House Ltd.(b)	12,851	226,539
Seven & i Holdings Co., Ltd.	12,429	504,879
SG Holdings Co., Ltd.	7,701	145,665
Shimadzu Corp.	5,108	180,204
Shimano, Inc.	1,308	217,951
Shimizu Corp.	14,663	82,613
Shin-Etsu Chemical Co., Ltd.	6,518	827,125
Shionogi & Co., Ltd.	4,676	238,051
Shiseido Co., Ltd.	6,358	259,267
Shizuoka Bank Ltd. (The)	14,662	88,093
Showa Denko K.K.	3,996	66,256
SMC Corp.	930	455,154
SoftBank Corp.	43,614	502,059
SoftBank Group Corp.	16,929	709,967
Sompo Holdings, Inc.	5,869	259,966
Sony Group Corp.	18,953	1,658,476
Stanley Electric Co., Ltd.	3,407	59,218
Subaru Corp.	10,411	180,488
SUMCO Corp.	6,790	93,886
Sumitomo Chemical Co., Ltd.	34,641	135,298
Sumitomo Corp.	21,353	297,888
Sumitomo Electric Industries Ltd.	15,142	166,942
Sumitomo Metal Mining Co., Ltd.	4,419	139,332
Sumitomo Mitsui Financial Group, Inc.	21,750	668,367
Sumitomo Mitsui Trust Holdings, Inc.	6,864	224,024
Sumitomo Realty & Development Co., Ltd.	7,486	204,948
Suntory Beverage & Food Ltd.	2,750	108,025
Suzuki Motor Corp.	7,310	236,447
Sysmex Corp.	3,185	221,770
T&D Holdings, Inc.	11,021	123,528
Taisei Corp.	4,208	133,497
Taiyo Yuden Co., Ltd.	2,333	81,869

Schedule of Investments ─ IQ FTSE International Equity Currency Neutral ETF (continued)

July 31, 2022 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Takeda Pharmaceutical Co., Ltd.	24,752	$726,911
TDK Corp.	6,409	199,487
Teijin Ltd.	7,786	81,909
Terumo Corp.	11,279	382,380
TIS, Inc.	5,206	146,267
Tobu Railway Co., Ltd.	5,280	124,444
Toho Co., Ltd.	2,888	113,878
Tohoku Electric Power Co., Inc.	10,036	55,343
Tokio Marine Holdings, Inc.	10,016	581,850
Tokyo Electron Ltd.	2,313	796,267
Tokyo Gas Co., Ltd.	8,696	169,886
Tokyu Corp.	11,075	134,740
Tokyu Fudosan Holdings Corp.	13,540	72,740
TOPPAN, Inc.	6,375	107,609
Toray Industries, Inc.	29,430	161,320
Toshiba Corp.	7,119	286,944
Tosoh Corp.	5,704	73,749
TOTO Ltd.	3,062	103,212
Toyo Suisan Kaisha Ltd.	2,523	106,659
Toyota Industries Corp.	3,093	186,297
Toyota Motor Corp.	180,806	2,891,002
Toyota Tsusho Corp.	3,841	129,758
Trend Micro, Inc.	2,644	152,527
Unicharm Corp.	6,825	246,548
USS Co., Ltd.	6,283	122,463
West Japan Railway Co.	4,580	166,957
Yakult Honsha Co., Ltd.	2,790	169,091
Yamaha Corp.	3,270	137,993
Yamaha Motor Co., Ltd.	6,749	129,173
Yamato Holdings Co., Ltd.	5,966	103,607
Yaskawa Electric Corp.	4,688	162,230
Yokogawa Electric Corp.	5,154	90,508
Z Holdings Corp.	45,973	161,361
Zenkoku Hosho Co., Ltd.	1,930	65,200

Total Japan		56,054,517

Jordan - 0.0%(a)
Hikma Pharmaceuticals PLC	3,521	74,125

Luxembourg - 0.2%
ArcelorMittal SA	8,599	209,686
Eurofins Scientific SE	2,005	155,415

Total Luxembourg		365,101

Macau - 0.2%
Galaxy Entertainment Group Ltd.	39,564	235,371
Sands China Ltd.*	52,191	122,335

Total Macau		357,706

Netherlands - 4.9%
Adyen NV*	457	813,134
Aegon NV	32,562	142,236
Akzo Nobel NV	2,956	198,266
Argenx SE*	928	337,995
ASM International NV	803	244,078
ASML Holding NV	5,915	3,349,740
ASR Nederland NV	2,839	117,818
BE Semiconductor Industries NV	1,184	62,971
Euronext NV	1,312	106,327
EXOR NV	1,676	116,822
Heineken Holding NV	1,698	133,315
Heineken NV	3,558	348,642
IMCD NV	809	128,519
ING Groep NV	58,875	569,762
Koninklijke Ahold Delhaize NV	15,481	424,385
Koninklijke DSM NV	2,725	433,175
Koninklijke KPN NV(b)	51,288	168,444
Koninklijke Philips NV	13,887	285,392
NN Group NV	4,867	226,693
Randstad NV	1,974	99,130
Shell PLC	113,547	3,010,841
Universal Music Group NV	12,212	274,628
Wolters Kluwer NV	4,218	455,893

Total Netherlands		12,048,206

New Zealand - 0.4%
Auckland International Airport Ltd.*	29,922	139,969
Contact Energy Ltd.	20,925	100,376
Fisher & Paykel Healthcare Corp., Ltd.	11,510	153,008
Mainfreight Ltd.	2,031	98,062
Meridian Energy Ltd.	27,276	85,004
Spark New Zealand Ltd.	52,926	169,255
Xero Ltd.*(b)	2,344	152,098

Total New Zealand		897,772

Norway - 0.8%
Aker BP ASA*(b)(c)	3,752	122,914
DNB Bank ASA	17,018	333,759
Equinor ASA	15,806	603,301
Mowi ASA	8,087	185,873
Nordic Semiconductor ASA*	3,148	54,705
Norsk Hydro ASA	24,517	164,994
Orkla ASA	16,091	138,582
Schibsted ASA, Class A	3,229	60,422
Telenor ASA	11,526	139,492
TOMRA Systems ASA	4,598	106,847

Total Norway		1,910,889

Poland - 0.2%
Dino Polska SA*	1,223	95,348
KGHM Polska Miedz SA	3,138	78,131
LPP SA	34	72,483
Polski Koncern Naftowy ORLEN SA	8,195	133,471
Powszechna Kasa Oszczednosci Bank Polski SA*	16,436	92,834
Powszechny Zaklad Ubezpieczen SA	15,292	99,861

Total Poland		572,128

Portugal - 0.2%
EDP - Energias de Portugal SA	53,802	270,950
Galp Energia SGPS SA	9,007	94,411

Total Portugal		365,361

Singapore - 1.5%
Ascendas Real Estate Investment Trust	100,451	215,735
CapitaLand Integrated Commercial Trust	147,144	231,957
Capitaland Investment Ltd/Singapore	58,026	164,482
DBS Group Holdings Ltd.	29,197	664,422
Genting Singapore Ltd.	202,400	117,819
Keppel Corp., Ltd.	33,446	166,396
Mapletree Industrial Trust	73,181	143,409
Oversea-Chinese Banking Corp., Ltd.	58,886	496,926
Singapore Exchange Ltd.	19,460	139,312

Schedule of Investments ─ IQ FTSE International Equity Currency Neutral ETF (continued)

July 31, 2022 (unaudited)

	Shares	Value
Common Stocks (continued)
Singapore (continued)
Singapore Technologies Engineering Ltd.	47,624	$138,440
Singapore Telecommunications Ltd.	139,105	262,538
STMicroelectronics NV	10,253	386,083
United Overseas Bank Ltd.	22,099	440,254

Total Singapore		3,567,773

South Africa - 0.3%
Anglo American PLC	18,835	676,149

South Korea - 4.8%
Amorepacific Corp.	788	78,248
Celltrion Healthcare Co., Ltd.	2,346	130,745
Celltrion, Inc.	1,919	280,663
CJ CheilJedang Corp.	346	104,271
Coway Co., Ltd.	1,944	95,921
Delivery Hero SE*	3,161	151,196
Doosan Enerbility*	7,559	109,100
Hana Financial Group, Inc.	6,687	191,484
Hankook Tire & Technology Co., Ltd.	2,827	75,729
HLB, Inc.*	2,534	81,827
HMM Co., Ltd.	7,053	134,914
HYBE Co., Ltd.*	405	54,713
Hyundai Mobis Co., Ltd.	1,171	205,968
Hyundai Motor Co.	2,791	421,088
Industrial Bank of Korea	13,743	99,335
Kakao Corp.	5,405	311,211
KakaoBank Corp.*	3,197	76,043
KB Financial Group, Inc.	7,170	267,405
Kia Corp.	4,582	286,397
Korea Electric Power Corp.*	6,093	104,825
Korea Zinc Co., Ltd.	273	100,344
Korean Air Lines Co., Ltd.*	5,059	98,524
Krafton, Inc.*	605	108,743
KT&G Corp.	3,411	215,042
LG Chem Ltd.	863	400,577
LG Corp.	2,520	157,318
LG Display Co., Ltd.	6,947	81,817
LG Electronics, Inc.	2,180	158,411
LG H&H Co., Ltd.	215	128,924
LG Innotek Co., Ltd.	289	80,754
NAVER Corp.	2,403	479,083
NCSoft Corp.	365	104,659
POSCO Holdings, Inc.	1,440	268,247
Samsung Biologics Co., Ltd.*	378	251,690
Samsung C&T Corp.	2,101	194,881
Samsung Electro-Mechanics Co., Ltd.	1,243	136,346
Samsung Electronics Co., Ltd.	73,098	3,454,867
Samsung Fire & Marine Insurance Co., Ltd.	881	133,937
Samsung SDI Co., Ltd.	927	406,022
Samsung SDS Co., Ltd.	1,238	129,604
Shinhan Financial Group Co., Ltd.	9,603	263,896
SK Hynix, Inc.	8,616	649,301
SK Innovation Co., Ltd.*	958	138,269
SK Telecom Co., Ltd.	1,712	70,636
SK, Inc.	842	142,591
Woori Financial Group, Inc.	16,281	149,137

Total South Korea		11,764,703

Spain - 2.2%
ACS Actividades de Construccion y Servicios SA	4,700	112,189
Aena SME SA*	1,256	157,523
Amadeus IT Group SA*	6,812	393,691
Banco Bilbao Vizcaya Argentaria SA	102,679	462,444
Banco Santander SA	253,421	630,497
Bankinter SA	16,339	80,035
CaixaBank SA	74,649	222,943
Cellnex Telecom SA*	9,543	424,153
Enagas SA	4,182	82,213
Endesa SA	4,882	89,155
Ferrovial SA	8,293	220,531
Grifols SA*(b)	6,688	96,972
Iberdrola SA	94,550	1,005,533
Industria de Diseno Textil SA	16,779	405,305
Naturgy Energy Group SA(b)	2,586	75,465
Red Electrica Corp. SA	7,589	148,804
Repsol SA	20,999	259,616
Siemens Gamesa Renewable Energy SA*	3,794	69,363
Telefonica SA	84,304	374,530

Total Spain		5,310,962

Sweden - 3.0%
Alfa Laval AB	5,813	172,192
Assa Abloy AB, B Shares	14,858	348,163
Atlas Copco AB, A Shares	39,044	451,977
Atlas Copco AB, B Shares	23,579	242,332
Boliden AB	4,688	154,939
Castellum AB	6,052	96,344
Electrolux AB, B Shares(b)	5,364	76,752
Epiroc AB, A Shares	10,221	179,153
Epiroc AB, B Shares	6,659	104,929
EQT AB	5,262	141,213
Essity AB, B Shares	10,463	264,778
Evolution AB	2,567	246,348
Getinge AB, B Shares	3,923	87,848
H & M Hennes & Mauritz AB, B Shares(b)	15,051	190,914
Hexagon AB, B Shares	29,725	346,811
Husqvarna AB, B Shares	8,052	63,752
Industrivarden AB, A Shares	7,296	188,856
Indutrade AB	5,553	129,359
Investor AB, B Shares	35,314	653,966
Kinnevik AB, B Shares*	4,557	81,327
Nibe Industrier AB, B Shares	20,659	206,283
Orron Energy ab	3,946	4,838
Samhallsbyggnadsbolaget i Norden AB(b)	20,632	37,975
Sandvik AB	17,374	317,226
Skandinaviska Enskilda Banken AB, A Shares	23,632	254,165
Skanska AB, B Shares	6,435	108,816
SKF AB, B Shares	6,974	116,425
Svenska Cellulosa AB SCA, B Shares	10,546	152,938
Svenska Handelsbanken AB, A Shares	23,528	210,283
Swedbank AB, A Shares	15,986	219,834
Swedish Match AB	27,598	287,481
Swedish Orphan Biovitrum AB*	3,157	68,961
Tele2 AB, B Shares	10,523	119,679
Telefonaktiebolaget LM Ericsson, B Shares	46,630	351,584
Telia Co. AB	40,529	148,955
Trelleborg AB, B Shares	5,631	137,141
Volvo AB, B Shares	26,061	464,106

Total Sweden		7,428,643

Switzerland - 5.6%
ABB Ltd.	25,067	757,221
Adecco Group AG	2,681	94,105
Alcon, Inc.	7,061	551,891
Baloise Holding AG	908	144,247

Schedule of Investments ─ IQ FTSE International Equity Currency Neutral ETF (continued)

July 31, 2022 (unaudited)

	Shares	Value
Common Stocks (continued)
Switzerland (continued)
Barry Callebaut AG	47	$103,830
Chocoladefabriken Lindt & Spruengli AG	31	341,768
Cie Financiere Richemont SA, Class A	8,208	982,047
Clariant AG*	5,261	98,271
Credit Suisse Group AG	39,522	229,895
EMS-Chemie Holding AG	122	96,329
Geberit AG	586	306,967
Givaudan SA	145	504,699
Holcim AG*	7,818	364,714
Julius Baer Group Ltd.	3,683	189,487
Kuehne + Nagel International AG	750	200,966
Logitech International SA(b)	2,284	127,390
Lonza Group AG	1,201	726,603
Novartis AG	30,988	2,658,578
Partners Group Holding AG	363	393,720
PSP Swiss Property AG	950	113,314
Schindler Holding AG – Participating Certificate	906	175,987
SGS SA	109	264,946
SIG Group AG*	5,027	130,584
Sika AG	2,295	563,629
Sonova Holding AG	908	325,103
Straumann Holding AG	1,807	242,476
Swatch Group AG (The) - Bearer	589	156,217
Swiss Life Holding AG	525	277,163
Swiss Prime Site AG	1,495	135,859
Swisscom AG	420	226,581
Tecan Group AG	239	84,418
Temenos AG	1,016	80,008
UBS Group AG	49,085	798,069
VAT Group AG	408	117,722
Vifor Pharma AG*	807	140,912
Zurich Insurance Group AG	2,186	952,301

Total Switzerland		13,658,017

United Kingdom - 11.3%
3i Group PLC	15,129	233,721
abrdn PLC	34,592	69,751
Admiral Group PLC	3,662	85,472
Ashtead Group PLC	7,235	404,204
Associated British Foods PLC	5,905	120,147
AstraZeneca PLC	23,112	3,049,875
Auto Trader Group PLC(b)	16,528	126,631
Aviva PLC	42,928	206,867
B&M European Value Retail SA	13,690	70,686
BAE Systems PLC	49,579	464,562
Barclays PLC	242,569	463,968
Barratt Developments PLC	17,782	108,411
Bellway PLC	2,028	60,364
Berkeley Group Holdings PLC*	1,914	98,709
BP PLC	288,144	1,402,570
British American Tobacco PLC	33,477	1,311,973
British Land Co. PLC (The)	16,623	99,524
BT Group PLC	101,571	199,988
Bunzl PLC	5,875	219,555
Burberry Group PLC	7,003	153,054
CK Hutchison Holdings Ltd.	44,911	297,789
CNH Industrial NV	17,140	218,023
Compass Group PLC	28,138	655,547
Croda International PLC	2,235	203,493
DCC PLC	1,586	103,255
Dechra Pharmaceuticals PLC	1,607	72,043
Diageo PLC	34,792	1,643,577
Direct Line Insurance Group PLC	24,021	60,216
DS Smith PLC	21,586	76,492
Entain PLC*	10,185	149,039
Experian PLC	14,844	517,163
Haleon PLC*	73,314	260,332
Halma PLC	5,301	148,304
Hargreaves Lansdown PLC	5,843	60,310
Howden Joinery Group PLC	9,675	79,636
HSBC Holdings PLC	295,956	1,850,085
IMI PLC	4,740	77,004
Imperial Brands PLC	14,741	322,710
Informa PLC*	25,901	187,286
InterContinental Hotels Group PLC	3,445	203,197
Intermediate Capital Group PLC	5,365	99,334
Intertek Group PLC	2,791	148,625
ITV PLC	62,336	55,785
JD Sports Fashion PLC	43,494	68,568
Johnson Matthey PLC(b)	3,114	80,980
Just Eat Takeaway.com NV*	3,417	62,018
Kingfisher PLC	34,980	110,079
Land Securities Group PLC	13,761	122,445
Legal & General Group PLC	90,828	288,480
Lloyds Banking Group PLC	1,026,385	565,114
London Stock Exchange Group PLC	5,331	518,854
M&G PLC	45,199	117,321
Meggitt PLC*	14,828	142,549
Melrose Industries PLC	73,558	143,713
National Grid PLC	54,667	752,722
NatWest Group PLC	81,677	247,090
Next PLC	2,200	182,209
Ocado Group PLC*	9,327	95,272
Pearson PLC	12,769	117,565
Persimmon PLC	5,570	127,700
Reckitt Benckiser Group PLC	9,748	788,371
RELX PLC	29,100	859,090
Rentokil Initial PLC	31,214	205,571
Rightmove PLC	15,183	118,174
Rolls-Royce Holdings PLC*	134,723	146,353
Royal Mail PLC	14,539	50,034
Sage Group PLC (The)	18,466	158,288
Segro PLC	18,095	241,117
Severn Trent PLC	4,361	156,554
Smith & Nephew PLC	12,545	159,912
Smiths Group PLC	6,798	127,603
Spirax-Sarco Engineering PLC	1,155	167,749
SSE PLC(b)	16,141	347,270
St James's Place PLC	8,723	130,299
Standard Chartered PLC	36,142	248,142
Tate & Lyle PLC	8,920	87,142
Taylor Wimpey PLC	60,814	94,060
Tesco PLC	117,276	374,765
Unilever PLC	37,645	1,834,012
United Utilities Group PLC	11,692	155,085
Vodafone Group PLC	438,077	643,980
Weir Group PLC (The)	4,965	100,900
Whitbread PLC(b)	4,223	133,510
WPP PLC	18,184	195,568

Total United Kingdom		27,705,505

United States - 5.4%
Amcor PLC	28,512	367,870
Ferguson PLC	3,537	442,900
GSK PLC	59,476	1,250,374
James Hardie Industries PLC	7,178	176,310
Nestle SA	41,453	5,068,025
OneMarket Ltd.*(c)	1,633	0
QIAGEN NV*	4,555	226,930

Schedule of Investments ─ IQ FTSE International Equity Currency Neutral ETF (continued)

July 31, 2022 (unaudited)

	Shares	Value
Common Stocks (continued)
United States (continued)
Roche Holding AG	10,810	$3,579,876
Schneider Electric SE	8,717	1,195,829
Signify NV	1,672	53,839
Sinch AB*(b)	10,334	25,776
Stellantis NV	34,125	484,423
Swiss Re AG	4,477	335,164

Total United States		13,207,316

Total Common Stocks
(Cost $261,383,602)		242,924,614
Preferred Stocks — 0.6%
Germany - 0.4%
Henkel AG & Co. KGaA, 2.94%	3,070	194,956
Porsche Automobil Holding SE, 3.61%	2,518	180,750
Sartorius AG, 0.29%	430	190,945
Volkswagen AG, 5.31%	3,495	489,292

Total Germany		1,055,943

South Korea - 0.2%
Samsung Electronics Co., Ltd., 2.56%	12,313	540,252

Total Preferred Stocks
(Cost $1,689,514)		1,596,195

Rights — 0.0%(a)
Australia — 0.0%(a)
Australia & New Zealand Banking Group Ltd., expires 8/18/22*
(Cost $0)	2,986	8,293

Short-Term Investment — 1.2%

Money Market Fund — 1.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.11%(d)(e)
(Cost $3,053,195)	3,053,195	3,053,195

Total Investments — 101.1%
(Cost $266,126,311)		247,582,297
Other Assets and Liabilities, Net — (1.1)%		(2,912,607)
Net Assets — 100.0%		$244,669,690

		% of
Industry	Value	Net Assets
Financials	$40,398,151	16.5%
Industrials	38,429,337	15.7
Health Care	30,436,650	12.5
Consumer Discretionary	28,291,627	11.5
Consumer Staples	24,851,571	10.2
Information Technology	24,638,778	10.0
Materials	19,274,521	7.9
Communication Services	11,802,528	4.8
Energy	10,107,203	4.1
Real Estate	8,335,179	3.4
Utilities	7,963,557	3.3
Money Market Funds	3,053,195	1.2
Total Investments	$247,582,297	101.1%
Other Assets and Liabilities, Net	(2,912,607)	(1.1)
Total Net Assets	$244,669,690	100.0%

*	Non-income producing securities.
(a)	Less than 0.05%.
(b)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $3,262,629; total market value of collateral held by the Fund was $3,292,889. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $239,694.
(c)	Securities are fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The securities are fair valued using significant unobservable inputs.
(d)	Reflects the 1-day yield at July 31, 2022.
(e)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ IQ FTSE International Equity Currency Neutral ETF (continued)

July 31, 2022 (unaudited)

Forward Foreign Currency Contracts Outstanding as of July 31, 2022:

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at July 31, 2022	Unrealized Appreciation
Australian Dollar	08/04/22	Morgan Stanley	13,393,219	$9,345,467	$9,346,454	$987
Swiss Franc	08/04/22	Morgan Stanley	10,399,632	10,919,886	10,923,073	3,187
Danish Krone	08/04/22	Morgan Stanley	20,080,618	2,750,182	2,750,879	697
Euro	08/04/22	Morgan Stanley	30,710,679	31,317,736	31,323,018	5,282
British Pound	08/04/22	Morgan Stanley	14,586,854	17,751,300	17,752,390	1,090
Hong Kong Dollar	08/04/22	Morgan Stanley	28,861,748	3,677,149	3,677,240	91
Israeli Shekel	08/04/22	Morgan Stanley	2,972,989	871,930	872,155	225
Japanese Yen	08/04/22	Morgan Stanley	3,595,783,325	26,907,553	26,912,504	4,951
South Korean Won#	08/04/22	Morgan Stanley	7,367,399,830	5,639,574	5,671,505	31,931
Norwegian Krone	08/04/22	Morgan Stanley	8,715,714	901,515	901,639	124
New Zealand Dollar	08/04/22	Morgan Stanley	560,403	351,388	351,398	10
Swedish Krona	08/04/22	Morgan Stanley	33,958,184	3,330,813	3,331,451	638
Singapore Dollar	08/04/22	Morgan Stanley	2,171,287	1,569,946	1,570,109	163
Unrealized Appreciation				$115,334,439	$115,383,815	$49,376

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at July 31, 2022	Unrealized Appreciation
Danish Krone	08/04/22	Morgan Stanley	(20,080,618)	$(2,828,807)	$(2,750,879)	$77,928
Euro	08/04/22	Morgan Stanley	(30,710,679)	(32,167,931)	(31,323,018)	844,913
Hong Kong Dollar	08/04/22	Morgan Stanley	(28,861,748)	(3,681,708)	(3,677,240)	4,468
South Korean Won#	08/04/22	Morgan Stanley	(7,367,399,830)	(5,679,205)	(5,671,505)	7,700
Polish Zloty	08/04/22	Morgan Stanley	(1,249,119)	(276,671)	(269,185)	7,486
Polish Zloty	09/06/22	Morgan Stanley	(1,316,168)	(281,921)	(281,877)	44
Unrealized Appreciation				$(44,916,243)	$(43,973,704)	$942,539

Total Unrealized Appreciation						$991,915

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at July 31, 2022	Unrealized (Depreciation)
Polish Zloty	08/04/22	Morgan Stanley	1,249,119	$269,268	$269,184	$(84)
Unrealized Depreciation				$269,268	$269,184	$(84)

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at July 31, 2022	Unrealized (Depreciation)
Australian Dollar	08/04/22	Morgan Stanley	(13,393,219)	$(9,210,914)	$(9,346,454)	$(135,540)
Australian Dollar	09/06/22	Morgan Stanley	(14,126,007)	(9,860,486)	(9,863,518)	(3,032)
Swiss Franc	08/04/22	Morgan Stanley	(10,399,632)	(10,882,267)	(10,923,073)	(40,806)
Swiss Franc	09/06/22	Morgan Stanley	(10,821,521)	(11,389,121)	(11,396,775)	(7,654)
Danish Krone	09/06/22	Morgan Stanley	(22,401,066)	(3,075,085)	(3,076,223)	(1,138)
Euro	09/06/22	Morgan Stanley	(33,367,219)	(34,099,782)	(34,113,178)	(13,396)
British Pound	08/04/22	Morgan Stanley	(14,586,854)	(17,723,527)	(17,752,390)	(28,863)
British Pound	09/06/22	Morgan Stanley	(15,020,788)	(18,290,718)	(18,294,610)	(3,892)
Hong Kong Dollar	09/06/22	Morgan Stanley	(27,693,267)	(3,531,748)	(3,532,219)	(471)
Israeli Shekel	08/04/22	Morgan Stanley	(2,972,989)	(850,360)	(872,155)	(21,795)
Israeli Shekel	09/06/22	Morgan Stanley	(3,102,733)	(911,695)	(912,062)	(367)
Japanese Yen	08/04/22	Morgan Stanley	(3,595,783,325)	(26,511,245)	(26,912,504)	(401,259)
Japanese Yen	09/06/22	Morgan Stanley	(3,745,843,123)	(28,094,462)	(28,106,983)	(12,521)
South Korean Won#	09/06/22	Morgan Stanley	(7,894,474,210)	(6,044,426)	(6,080,395)	(35,969)
Norwegian Krone	08/04/22	Morgan Stanley	(8,715,714)	(882,714)	(901,639)	(18,925)
Norwegian Krone	09/06/22	Morgan Stanley	(9,166,553)	(948,827)	(949,012)	(185)
New Zealand Dollar	08/04/22	Morgan Stanley	(560,403)	(348,356)	(351,398)	(3,042)
New Zealand Dollar	09/06/22	Morgan Stanley	(594,589)	(372,766)	(372,791)	(25)
Swedish Krona	08/04/22	Morgan Stanley	(33,958,184)	(3,317,444)	(3,331,451)	(14,007)
Swedish Krona	09/06/22	Morgan Stanley	(38,006,291)	(3,733,305)	(3,734,321)	(1,016)
Singapore Dollar	08/04/22	Morgan Stanley	(2,171,287)	(1,560,309)	(1,570,109)	(9,800)
Singapore Dollar	09/06/22	Morgan Stanley	(2,256,973)	(1,631,801)	(1,632,166)	(365)

Schedule of Investments ─ IQ FTSE International Equity Currency Neutral ETF (continued)

July 31, 2022 (unaudited)

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at July 31, 2022	Unrealized (Depreciation)
Unrealized Depreciation				$(193,271,358)	$(194,025,426)	$(754,068)

Total Unrealized Depreciation						$(754,152)

Net Unrealized Appreciation (Depreciation)						$237,763

As of July 31, 2022, there was no collateral segregated by the counterparty for forward foreign currency contracts.

#	Non-deliverable forward.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3		Total
Asset Valuation Inputs
Investments in Securities:(f)
Common Stocks	$242,801,700	$–	$122,914	(g)	$242,924,614
Preferred Stocks	1,596,195	–	–		1,596,195
Right	8,293	–	–		8,293
Short-Term Investment:
Money Market Fund	3,053,195	–	–		3,053,195
Total Investments in Securities	247,459,383	–	122,914		247,582,297
Other Financial Instruments:(h)
Forward Foreign Currency Contracts	–	991,915	–		991,915
Total Investments in Securities and Other Financial Instruments	$247,459,383	$991,915	$122,914		$248,574,212
Liability Valuation Inputs
Other Financial Instruments:(h)
Forward Foreign Currency Contracts	$–	$754,152	$–		$754,152

(f)	For a complete listing of investments and their countries, see the Schedule of Investments.
(g)	The Level 3 securities, valued in total at $122,914, have been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(h)	Reflects the unrealized appreciation (depreciation) of the instruments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.